Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2019:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	—	597,265,740	—	597,265,740

Liability:
Derivative financial liability	—	3,289,676	—	3,289,676
The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2020:

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	3,686,543,199	655,813,413	—	4,342,356,612

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	564,987,463	100,507,803	—	665,495,266